Revenue from contracts with customers - Performance Obligations (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 145,321	$ 20,257	¥ 155,192
Within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	97,230	13,553	102,978
More than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 48,091	$ 6,704	¥ 52,214